STATEMENTS OF CONVERTIBLE PREFERRED STOCK, REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT (USD $) In Thousands, except Share data, unless otherwise specified		Total USD ($)	Common Stock	Additional Paid-In-Capital USD ($)	Accumulated Other Comprehensive Income (Loss) USD ($)	Accumulated Deficit USD ($)	Series A-1 Convertible Preferred Stock USD ($)	Series A-2 Convertible Preferred Stock USD ($)	Series A-3 Convertible Preferred Stock USD ($)	Series A-4 Convertible Preferred Stock USD ($)	Series A-5 Convertible Preferred Stock USD ($)	Series A-6 Convertible Preferred Stock USD ($)	Series A Convertible Preferred Stock USD ($)	New Series B USD ($)	Series B-2 Convertible Preferred Stock USD ($)	Series C Convertible Preferred Stock USD ($)
Balance at Dec. 31, 2010		$ (128,252)		$ 3	$ (3)	$ (128,252)							$ 93	$ 38,309		$ 105,434
Balance (in shares) at Dec. 31, 2010			141,566										61,664	1,599,997		10,146,629
Increase (Decrease) in Stockholders' Equity
Net loss		(42,476)				(42,476)
Unrealized gain from available-for-sale securities		8			8
Forced conversion to common stock		554		554									(33)	(296)		(225)
Forced conversion to common stock (in shares)			45,070										(21,661)	(177,697)		(314,496)
Recapitalization	[1]	60,981		8,269		52,712		75,979	9,629	271			(60)	(39,183)		(108,425)
Recapitalization (in shares)	[1]							983,208	142,227	3,998			(40,003)	(1,422,300)		(9,832,133)
Stock options exercised		204		204
Stock options exercised (in shares)			96,411
Issuance of preferred stock							62,297				525
Issuance of preferred stock (in shares)							922,286				6,443
Accretion of dividends on preferred stock		(10,933)		(6,590)		(4,343)	1,968	4,000	579					1,170		3,216
Stock-based compensation expense		304		304
Milestone payment settled in stock							1,410
Milestone payment settled in stock (in shares)							17,326
Balance at Dec. 31, 2011		(119,610)		2,744	5	(122,359)	65,675	79,979	10,208	271	525
Balance (in shares) at Dec. 31, 2011			283,047				939,612	983,208	142,227	3,998	6,443
Increase (Decrease) in Stockholders' Equity
Net loss		(69,128)				(69,128)
Unrealized gain from available-for-sale securities		(5)			(5)
Stock options exercised		279		279
Stock options exercised (in shares)			97,281
Accretion of dividends on preferred stock		(13,992)		(4,818)		(9,174)	6,282	6,735	974
Stock-based compensation expense		1,795		1,795
Balance at Dec. 31, 2012		(200,661)				(200,661)	71,957	86,714	11,182	271	525
Balance (in shares) at Dec. 31, 2012			380,328				939,612	983,208	142,227	3,998	6,443
Increase (Decrease) in Stockholders' Equity
Net loss		(60,690)				(60,690)
Stock options exercised		13		13
Stock options exercised (in shares)			5,336
Issuance of preferred stock												23,168		41,514
Issuance of preferred stock (in shares)												496,111		701,235
Accretion of dividends on preferred stock		(17,471)		(1,521)		(15,950)	6,780	7,263	1,050					2,378
Stock-based compensation expense		1,508		1,508
Balance at Dec. 31, 2013		(277,301)				(277,301)	78,737	93,977	12,232	271	525	23,168		43,892
Balance (in shares) at Dec. 31, 2013			385,664				939,612	983,208	142,227	3,998	6,443	496,111		701,235
Increase (Decrease) in Stockholders' Equity
Net loss		(14,488)				(14,488)
Issuance of preferred stock												10,109			26,152
Issuance of preferred stock (in shares)												186,847			448,060
Accretion of dividends on preferred stock		(4,969)		(511)		(4,458)	1,760	1,841	267					850	251
Stock-based compensation expense		511		511
Balance at Mar. 31, 2014		$ (296,247)				$ (296,247)	$ 80,497	$ 95,818	$ 12,499	$ 271	$ 525	$ 33,277		$ 44,742	$ 26,403
Balance (in shares) at Mar. 31, 2014			385,664				939,612	983,208	142,227	3,998	6,443	682,958		701,235	448,060

[1]	The recapitalization includes the exchange of Series A, Series B and Series C shares for Series A-4, Series A-3, and Series A-2 shares, respectively, in addition to the 1:10 exchange of Series A-2, Series A-3, and Series A-4 preferred stock, which occurred in conjunction with the Merger, and is more fully described in note 4.